INCOME TAXES	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Income Taxes
INCOME TAXES

Income Taxes

We calculate our interim tax provision in accordance with the guidance for accounting for income taxes in interim periods. We estimate the annual effective tax rate and apply that tax rate to our ordinary quarterly pre-tax income. The tax expense or benefit related to discrete events during the interim period is recognized in the interim period in which those events occurred.

The Company recognizes a liability or asset for the deferred tax consequences of temporary differences between the tax basis of assets or liabilities and their reported amounts in the condensed consolidated financial statements. These temporary differences may result in taxable or deductible amounts in future years when the reported amounts of the assets or liabilities are recovered or settled. The deferred tax assets are reviewed periodically for recoverability and a valuation allowance is provided whenever it is more likely than not that a deferred tax asset will not be realized. After a review of projected taxable income and the components of the deferred tax asset in accordance with applicable accounting guidance it was determined that it is more likely than not that the tax benefits associated with the remaining components of the deferred tax assets will not be realized. This determination was made based on the Company’s history of losses from operations and the uncertainty as to whether the Company will generate sufficient taxable income to use the deferred tax assets prior to their expiration. Accordingly, a valuation allowance was established to fully offset the value of the deferred tax assets. Our ability to realize the tax benefits associated with the deferred tax assets depends primarily upon the timing of future taxable income and the expiration dates of the components of the deferred tax assets. If sufficient future taxable income is generated, we may be able to offset a portion of future tax expenses.

The Company follows ASC 740-10 which provides guidance for tax positions related to the recognition and measurement of a tax position taken or expected to be taken in a tax return and requires that we recognize in our condensed consolidated financial statements the impact of a tax position, if that position is more likely than not to be sustained upon an examination, based on the technical merits of the position. Interest and penalties, if any, related to income tax matters are recorded as income tax expenses.

NOTE G – INCOME TAXES

The Company files its income tax returns in the U.S. federal jurisdiction, and various state jurisdictions. Income tax returns filed for the fiscal years ended March 31, 2020, 2019, and 2018 are considered open and subject to examination by tax authorities. Deferred income tax assets and liabilities are computed and recognized for those differences that have future tax consequences and will result in net taxable or deductible amounts in future periods. Deferred tax expense or benefit is the result of changes in the net asset or liability for deferred taxes. The deferred tax liabilities and assets for the Company result primarily from net operating loss and tax credit carry forwards, reserves and accrued liabilities.

At March 31, 2021, the Company has total net federal operating loss carry forwards of approximately $5,912,000. There are certain limitations to the use and application of these items. Management reviews net operating loss carry forwards and income tax credit carry forwards to evaluate if those amounts are recoverable. After a review of projected taxable income and the components of the deferred tax assets in accordance with applicable accounting guidance it was determined that it is more likely than not that the tax benefits associated with the remaining components of the deferred tax assets will not be realized. This determination was made based on the Company’s history of losses from operations and the uncertainty as to whether the Company will generate sufficient taxable income to use the deferred tax assets prior to their expiration. Accordingly, a valuation allowance was established to fully offset the value of the deferred tax assets. Our ability to realize the tax benefits associated with the deferred tax assets depends primarily upon the timing of future taxable income and the expiration dates of the components of the deferred tax assets. If sufficient future taxable income is generated, we may be able to offset a portion of future tax expenses.

The reconciliation between the statutory federal income tax provision and the actual effective tax provision is as follows:

	Years ended March 31,
	2021	2020
Federal tax (benefit) at statutory rate (21%) before loss carry-forward	$56,352	$(1,220,917)

Permanent and other differences	(33,029)	7,646
State income tax (benefit) – net of federal effect	3,353	(72,000)
Expiration of tax credits	129,999	—

Change in deferred tax asset valuation allowance	(156,675)	1,285,271
	$—	$—

The individual components of the Company’s deferred tax assets are as follows:

	March 31,
	2021	2020
Deferred tax assets:
Accruals and allowances	$76,376	$39,112
Inventory uniform capitalization	11,027	18,544
Net operating loss carry forward	1,241,522	1,258,433
Foreign tax credit carry forward	—	169,511
Research and development tax credit carry forward	61,701	61,701
Allowance for unrealizable deferred tax assets	(1,390,626)	(1,547,301)
Net deferred tax asset	$—	$—